Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract Liabilities
The following table summarizes the activity of our contract liabilities during the year ended December 31, 2018:

in millions
Balance as of December 31, 2017	$1,087
Cash received in advance and not recognized as revenue(1)	377
Revenue recognized(1)	(229)
Other(2)	(175)
Balance as of December 31, 2018	$1,060
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(1)	Primarily related to Hilton Honors.

(2)	Primarily the result of changes in estimated transaction prices for our performance obligations related to points issued under Hilton Honors, which had no effect on revenues.